Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current and Non-Current Assets [Member]
Statement [LineItems]
Schedule of Other Current and Non-Current Assets

	December 31, 2020	December 31, 2019
Other current assets
Prepayments and advances	4,428	2,930
Input, recoverable and deferred VAT and other taxes recoverable	3,875	3,970
Other current assets	120	82

Total prepayments and other current assets	8,423	6,982

	December 31, 2020	December 31, 2019
Other non-current assets
Deferred assets from sale and lease back	176	208
Other non-current assets	435	345

Total other non-current assets	611	553